RETIREMENT AND SEVERANCE BENEFITS	12 Months Ended
Mar. 31, 2019
RETIREMENT AND SEVERANCE BENEFITS
RETIREMENT AND SEVERANCE BENEFITS

11.   RETIREMENT AND SEVERANCE BENEFITS

The Company has defined benefit plans which consist primarily of defined benefit indemnity plans, covering substantially all employees in Japan. Under the severance indemnity plans, employees are entitled to severance payments based on their earnings and the length of service until retirement or termination of employment for reasons other than dismissal for cause.

Reconciliations of the beginning and ending balances of the benefit obligation and the fair value of plan assets for the years ended March 31, 2018 and 2019, are as follows:

	Thousands of Yen
	2018	2019
Change in benefit obligation:
Benefit obligation at beginning of year	¥78,357	¥91,423
Service cost	22,638	33,561
Interest cost	120	83
Actuarial loss (gain)	6,370	(2,796)
Benefits paid	(14,839)	(9,770)
Foreign currency exchange rate changes	(1,223)	(703)
Benefit obligation at end of year	¥91,423	¥111,798

Change in plan assets:
Fair value of plan assets at beginning of year	¥23,828	¥25,492
Employer contributions	16,622	25,105
Benefits paid	(14,839)	(9,770)
Foreign currency exchange rate changes	(119)	(746)
Fair value of plan assets at end of year	25,492	40,081

Funded status at end of year	¥(65,931)	¥(71,717)

The accumulated benefit obligations as of March 31, 2018 and 2019 are ¥81,177 thousand and ¥101,388 thousand, respectively.

Amounts recognized in the consolidated balance sheets as of March 31, 2018 and 2019, are as follows:

	Thousands of Yen
	2018	2019
Retirement and severance benefits—current	¥8,012	¥14,696
Retirement and severance benefits—noncurrent	57,919	57,021
Amount recognized	¥65,931	¥71,717

Net periodic retirement cost for the years ended March 31, 2017, 2018 and 2019 consists of the following components:

	Thousands of Yen
	2017	2018	2019
Service cost	¥24,641	¥22,638	¥33,561
Interest cost	123	120	83
Amortization of net gain	4,313	2,652	2,711
Net periodic retirement cost*(1)	¥29,077	¥25,410	¥36,355

*(1) As a result of the adoption of ASU 2017-07, interest cost and amortization of net gain are recorded in “Other -net” for the year ended March 31, 2019, whereas such costs were previously recorded in “Cost of revenue” and “Selling, general and administration expenses”. Service costs are recorded in “Cost of revenue” and “Selling, general and administration expenses.”

Amounts recognized in other comprehensive income (loss), net of tax, for the years ended March 31, 2017, 2018 and 2019, are as follows:

	Thousands of Yen
	2017	2018	2019
Actuarial (gain) loss	¥13,759	¥(2,579)	¥3,821

Amounts recognized in accumulated other comprehensive income (loss), net of tax, as of March 31, 2018 and 2019, are as follows:

	Thousands of Yen
	2018	2019
Accumulated actuarial loss	¥(12,096)	¥(8,276)

The estimated net actuarial loss that will be amortized from accumulated other comprehensive income into net periodic retirement cost in the fiscal year ending March 31, 2020 is ¥1,785 thousand.

The Company uses its year-end as the measurement date for the benefit obligation. The assumptions used to determine the year-end benefit obligation are as follows:

	2018	2019
Discount rate	0.14%	0.06%
Rate of compensation increase	3.70%	3.80%

The assumptions used to determine the net periodic retirement cost for the years ended March 31, 2017, 2018 and 2019, are as follows:

	2017	2018	2019
Discount rate	0.23%	0.27%	0.14%
Rate of compensation increase	5.10%	4.70%	3.70%

The expected future benefit payments, which reflect expected future service, are as follows:

Years ending March 31,	Thousands of Yen
2020	¥14,696
2021	13,796
2022	13,451
2023	13,631
2024	12,588
2024 through 2029	39,963

The Company expects to contribute ¥14,696 thousand to its defined benefit pension plan in the year ending March 31, 2020.

Plan assets cover the defined benefit plan for employees of a certain subsidiary. The Company’s funding policy with respect to the plan is to contribute annually its employees’ monthly salary to the plan. Plan assets are life insurance pooled investment portfolios, which are managed by an insurance company and guarantee a rate of return. The life insurance pooled investment portfolios are valued at conversion value and are classified as Level 2. Refer to Note 15 for the definition of Level 2.